Distribution Date:	01/12/24	COMM 2013-CCRE12 Mortgage Trust
Determination Date:	01/08/24
Next Distribution Date:	02/12/24
Record Date:	12/29/23	Commercial Mortgage Pass-Through Certificates
Series 2013-CCRE12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	15		David Rodgers	(212) 230-9025
Principal Prepayment Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Trustee	U.S. Bank Trust Company, National Association
Specially Serviced Loan Detail - Part 2	21-22		General Contact	(312) 332-7457
Modified Loan Detail	23		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	24	Controlling Class	BPC AS LLC
Historical Bond / Collateral Loss Reconciliation Detail	25-26	Representative
			-
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12591KAA3	1.295000%	61,738,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12591KAB1	2.904000%	98,472,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12591KAD7	3.765000%	225,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12591KAE5	4.046000%	355,963,000.00	74,414,375.13	36,124,347.28	250,900.47	0.00	0.00	36,375,247.75	38,290,027.85	88.45%	30.00%
A-SB	12591KAC9	3.623000%	96,466,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12591KAG0	4.300000%	76,285,000.00	76,285,000.00	0.00	252,064.61	0.00	0.00	252,064.61	76,285,000.00	65.43%	23.63%
B	12591KAH8	4.762000%	79,277,000.00	79,277,000.00	0.00	0.00	0.00	0.00	0.00	79,277,000.00	41.51%	17.00%
C	12591KAK1	5.031804%	49,361,000.00	49,361,000.00	0.00	0.00	0.00	0.00	0.00	49,361,000.00	26.62%	12.88%
D	12624SAE9	5.031804%	64,319,000.00	64,319,000.00	0.00	0.00	0.00	0.00	0.00	64,319,000.00	7.21%	7.50%
E*	12624SAG4	5.031804%	23,932,000.00	23,932,000.00	0.00	0.00	0.00	25,579.55	0.00	23,906,420.45	0.00%	5.50%
F	12624SAJ8	3.016000%	16,454,000.00	11,716,188.98	0.00	0.00	0.00	11,716,188.98	0.00	0.00	0.00%	4.13%
G	12624SAL3	3.016000%	49,361,377.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	12624SAN9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12624SAQ2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12624SAS8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,196,628,379.01	379,304,564.11	36,124,347.28	502,965.08	0.00	11,741,768.53	36,627,312.36	331,438,448.30

X-A	12591KAF2	0.857228%	913,924,000.00	150,699,375.13	0.00	107,653.08	0.00	0.00	107,653.08	114,575,027.85
X-B	12624SAA7	0.110850%	192,957,000.00	192,957,000.00	0.00	17,824.40	0.00	0.00	17,824.40	192,957,000.00
X-C	12624SAC3	0.662517%	89,747,377.00	35,648,188.98	0.00	19,681.29	0.00	0.00	19,681.29	23,906,420.45
Notional SubTotal			1,196,628,377.00	379,304,564.11	0.00	145,158.77	0.00	0.00	145,158.77	331,438,448.30

Deal Distribution Total					36,124,347.28	648,123.85	0.00	11,741,768.53	36,772,471.13

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12591KAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12591KAB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12591KAD7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12591KAE5	209.05087082	101.48343305	0.70484986	0.00000000	0.00000000	0.00000000	0.00000000	102.18828291	107.56743777
A-SB	12591KAC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12591KAG0	1,000.00000000	0.00000000	3.30424867	0.27908462	1.29583404	0.00000000	0.00000000	3.30424867	1,000.00000000
B	12591KAH8	1,000.00000000	0.00000000	0.00000000	3.96833331	15.11059942	0.00000000	0.00000000	0.00000000	1,000.00000000
C	12591KAK1	1,000.00000000	0.00000000	0.00000000	4.19317032	28.73919673	0.00000000	0.00000000	0.00000000	1,000.00000000
D	12624SAE9	1,000.00000000	0.00000000	0.00000000	4.19317029	100.34425162	0.00000000	0.00000000	0.00000000	1,000.00000000
E	12624SAG4	1,000.00000000	0.00000000	0.00000000	4.19317023	187.23894535	0.00000000	1.06884297	0.00000000	998.93115703
F	12624SAJ8	712.05718853	0.00000000	0.00000000	1.78963717	121.91004437	0.00000000	712.05718853	0.00000000	0.00000000
G	12624SAL3	0.00000000	0.00000000	0.00000000	0.00000000	160.57976766	0.00000000	0.00000000	0.00000000	0.00000000
V	12624SAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12624SAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12624SAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12591KAF2	164.89267721	0.00000000	0.11779216	0.00000000	0.00000000	0.00000000	0.00000000	0.11779216	125.36603465
X-B	12624SAA7	1,000.00000000	0.00000000	0.09237499	0.00000000	0.00000000	0.00000000	0.00000000	0.09237499	1,000.00000000
X-C	12624SAC3	397.20591478	0.00000000	0.21929655	0.00000000	0.00000000	0.00000000	0.00000000	0.21929655	266.37458664

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	12/01/23 - 12/30/23	30	0.00	250,900.47	0.00	250,900.47	0.00	0.00	0.00	250,900.47	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M	12/01/23 - 12/30/23	30	77,562.73	273,354.58	0.00	273,354.58	21,289.97	0.00	0.00	252,064.61	98,852.70
B	12/01/23 - 12/30/23	30	883,325.43	314,597.56	0.00	314,597.56	314,597.56	0.00	0.00	0.00	1,197,922.99
C	12/01/23 - 12/30/23	30	1,211,616.41	206,979.08	0.00	206,979.08	206,979.08	0.00	0.00	0.00	1,418,595.49
D	12/01/23 - 12/30/23	30	6,184,341.40	269,700.52	0.00	269,700.52	269,700.52	0.00	0.00	0.00	6,454,041.92
E	12/01/23 - 12/30/23	30	4,380,651.49	100,350.95	0.00	100,350.95	100,350.95	0.00	0.00	0.00	4,481,002.44
F	12/01/23 - 12/30/23	30	1,976,461.18	29,446.69	0.00	29,446.69	29,446.69	0.00	0.00	0.00	2,005,907.87
G	N/A	N/A	7,926,438.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	7,926,438.45
X-A	12/01/23 - 12/30/23	30	0.00	107,653.08	0.00	107,653.08	0.00	0.00	0.00	107,653.08	0.00
X-B	12/01/23 - 12/30/23	30	0.00	17,824.40	0.00	17,824.40	0.00	0.00	0.00	17,824.40	0.00
X-C	12/01/23 - 12/30/23	30	0.00	19,681.29	0.00	19,681.29	0.00	0.00	0.00	19,681.29	0.00
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			22,640,397.09	1,590,488.62	0.00	1,590,488.62	942,364.77	0.00	0.00	648,123.85	23,582,761.86

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12591KAG0	4.300000%	76,285,000.00	76,285,000.00	0.00	252,064.61	0.00	0.00	252,064.61	76,285,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12591KAH8	4.762000%	79,277,000.00	79,277,000.00	0.00	0.00	0.00	0.00	0.00	79,277,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12591KAK1	5.031804%	49,361,000.00	49,361,000.00	0.00	0.00	0.00	0.00	0.00	49,361,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			204,923,000.03	204,923,000.00	0.00	252,064.61	0.00	0.00	252,064.61	204,923,000.00

Exchangeable Certificate Details
PEZ	12591KAJ4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	36,772,471.13
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,606,820.61	Master Servicing Fee	12,979.20
Interest Reductions due to Nonrecoverability Determination	(926,100.39)	Certificate Administrator Fee	1,086.56
Interest Adjustments	(7,892.68)	Trustee Fee	135.02
Deferred Interest	85,302.12	CREFC® Intellectual Property Royalty License Fee	160.73
ARD Interest	0.00	Operating Advisor Fee	841.89
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	15,203.40
Total Interest Collected	758,129.66

Principal		Expenses/Reimbursements
Scheduled Principal	46,943,267.04	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	(914,956.09)	Special Servicing Fees (Monthly)	57,760.52
Collection of Principal after Maturity Date	914,956.09	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	860.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	914,956.09	Rating Agency Expenses	0.00
Principal Adjustments	7,892.68	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	11,741,768.53
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	36,181.91
Total Principal Collected	47,866,115.81	Total Expenses/Reimbursements	11,836,570.96

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	648,123.85
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	36,124,347.28
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	36,772,471.13
Total Funds Collected	48,624,245.47	Total Funds Distributed	48,624,245.49

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	373,317,800.30	373,317,800.30	Beginning Certificate Balance	379,304,564.11
(-) Scheduled Principal Collections	46,943,267.04	46,943,267.04	(-) Principal Distributions	36,124,347.28
(-) Unscheduled Principal Collections	914,956.09	914,956.09	(-) Realized Losses	11,741,768.53
(-) Principal Adjustments (Cash)	7,892.68	7,892.68	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	11,741,768.53
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	325,451,684.49	325,451,684.49	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	375,986,583.66	375,986,583.66	Ending Certificate Balance	331,438,448.30
Ending Actual Collateral Balance	328,192,342.47	328,192,342.47

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	5,986,763.81
Beginning Cumulative Advances	20,840,313.48	5,986,763.81	UC / (OC) Change	0.00
Current Period Advances	11,741,768.53	0.00	Ending UC / (OC)	5,986,763.81
Ending Cumulative Advances	32,582,082.01	5,986,763.81	Net WAC Rate	5.03%
			UC / (OC) Interest	25,103.52
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or Less	2	6,771,491.00	2.08%	(3)	5.1172	0.799055	1.39 or less	9	306,957,406.92	94.32%	(3)	4.9597	0.697884
10,000,000 to 24,999,999	4	58,392,818.41	17.94%	(3)	5.4216	1.337774	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 39,999,999	2	72,361,829.85	22.23%	(3)	5.2480	0.648375	1.45 to 1.54	0	0.00	0.00%	0	0.0000	0.000000
40,000,000 to 59,999,999	1	53,740,866.13	16.51%	(6)	3.9000	1.380000	1.55 to 1.64	0	0.00	0.00%	0	0.0000	0.000000
60,000,000 to 69,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.65 to 1.74	0	0.00	0.00%	0	0.0000	0.000000
70,000,000 or Greater	1	134,184,679.10	41.23%	(2)	5.0860	0.389500	1.75 to 1.84	0	0.00	0.00%	0	0.0000	0.000000
Totals	10	325,451,684.49	100.00%	(3)	4.9870	0.789279	1.85 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
							2.00 or greater	1	18,494,277.57	5.68%	(2)	5.4410	2.306200
							Totals	10	325,451,684.49	100.00%	(3)	4.9870	0.789279
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Georgia	1	53,740,866.13	16.51%	(6)	3.9000	1.380000
							Lodging	1	18,494,277.57	5.68%	(2)	5.4410	2.306200
Illinois	2	148,539,484.11	45.64%	(2)	5.0762	0.379933
							Office	4	198,626,587.99	61.03%	(3)	5.1555	0.432386
Louisiana	1	14,595,011.67	4.48%	(3)	5.2125	1.309800
							Retail	5	108,330,818.93	33.29%	(4)	4.6006	1.184679
Maryland	1	1,527,091.63	0.47%	(4)	5.0800	1.396800
							Totals	10	325,451,684.49	100.00%	(3)	4.9870	0.789279
New Hampshire	1	36,869,737.64	11.33%	(2)	5.0400	0.992300

New York	2	23,738,676.94	7.29%	(2)	5.3719	1.934786

Washington, DC	1	35,492,092.21	10.91%	(5)	5.4640	0.291100

West Virginia	1	10,948,724.16	3.36%	(3)	6.2400	1.112300

Totals	10	325,451,684.49	100.00%	(3)	4.9870	0.789279

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.0000% or less	1	53,740,866.13	16.51%	(6)	3.9000	1.380000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.9999%	1	14,354,805.01	4.41%	(3)	4.9850	0.290500	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.2499%	5	192,420,919.41	59.12%	(2)	5.0879	0.589219	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% or greater	3	64,935,093.94	19.95%	(4)	5.5883	1.003487	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	10	325,451,684.49	100.00%	(3)	4.9870	0.789279	49 months or greater	10	325,451,684.49	100.00%	(3)	4.9870	0.789279
								Totals	10	325,451,684.49	100.00%	(3)	4.9870	0.789279
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	10	325,451,684.49	100.00%	(3)	4.9870	0.789279	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	61 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	10	325,451,684.49	100.00%	(3)	4.9870	0.789279
	Totals	10	325,451,684.49	100.00%	(3)	4.9870	0.789279	Totals	10	325,451,684.49	100.00%	(3)	4.9870	0.789279
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	5	222,668,612.25	68.42%	(3)	5.1469	0.540858			No outstanding loans in this group
	13 months to 24 months	3	73,340,070.51	22.53%	(5)	4.2002	1.112764
	25 months or greater	2	29,443,001.73	9.05%	(2)	5.7381	1.862234
	Totals	10	325,451,684.49	100.00%	(3)	4.9870	0.789279
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	656100156	OF	Chicago	IL	Actual/360	5.086%	0.00	0.00	0.00	N/A	11/06/23	--	134,184,679.10	134,184,679.10	03/06/23
4	300981004	RT	Savannah	GA	Actual/360	3.900%	180,822.89	102,178.03	0.00	N/A	07/01/23	--	53,843,044.16	53,740,866.13	12/01/23
5	300981005	MU	Salem	NH	Actual/360	5.078%	204,299.39	46,721,328.87	0.00	N/A	11/06/23	--	46,721,328.87	0.00	01/06/24
7	300981007	RT	Nashua	NH	Actual/360	5.040%	160,371.84	82,299.17	0.00	N/A	11/06/23	--	36,952,036.81	36,869,737.64	12/06/23
8	300981008	OF	Washington	DC	Actual/360	5.464%	0.00	0.00	0.00	N/A	08/06/23	--	35,492,092.21	35,492,092.21	11/06/21
15	300981015	LO	New York	NY	Actual/360	5.441%	0.00	0.00	0.00	N/A	11/06/23	--	18,494,277.57	18,494,277.57	09/06/21
17	300981017	OF	New Orleans	LA	Actual/360	5.213%	65,653.73	31,950.56	0.00	N/A	10/06/23	--	14,626,962.23	14,595,011.67	10/06/23
20	656100149	OF	Chicago	IL	Actual/360	4.985%	0.00	0.00	0.00	N/A	10/06/23	--	14,354,805.01	14,354,805.01	08/06/22
23	300981023	RT	Elkview	WV	Actual/360	6.240%	58,831.14	0.00	0.00	N/A	10/06/23	09/24/30	10,948,724.16	10,948,724.16	12/06/23
45	300981045	RT	New York	NY	Actual/360	5.128%	0.00	0.00	0.00	N/A	10/06/23	--	5,244,399.37	5,244,399.37	06/06/22
62	300981062	RT	Bel Air	MD	Actual/360	5.080%	2,848.55	928,359.18	7,892.68	N/A	09/06/23	--	2,455,450.81	1,527,091.63	11/06/23
Totals							672,827.54	47,866,115.81	7,892.68				373,317,800.30	325,451,684.49
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,370,603.00	7,786,882.37	01/01/23	09/30/23	01/08/24	57,967,817.49	2,739,681.23	0.00	0.00	0.00	10,737,820.21
4	12,560,855.00	0.00	--	--	01/08/24	13,460,761.04	0.00	281,378.15	281,378.15	0.00	0.00
5	0.00	3,352,845.78	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,194,734.73	1,544,505.33	01/01/23	06/30/23	--	0.00	0.00	315,308.26	315,308.26	0.00	0.00
8	1,871,682.00	591,087.00	01/01/23	09/30/23	12/06/22	35,492,092.21	2,250,425.72	0.00	0.00	0.00	0.00
15	3,732,696.00	3,662,479.00	07/01/19	06/30/20	01/08/24	4,338,782.11	311,294.65	0.00	0.00	0.00	436,103.09
17	1,708,751.00	1,447,229.99	01/01/23	09/30/23	--	0.00	0.00	96,548.79	223,451.49	0.00	0.00
20	435,800.10	0.00	--	--	01/08/24	10,977,500.85	197,360.29	0.00	0.00	0.00	505,563.12
23	1,354,993.00	616,994.00	01/01/16	06/30/16	--	0.00	131,385.52	57,888.33	57,888.33	0.00	0.00
45	238,444.00	0.00	--	--	09/06/23	0.00	0.00	0.00	0.00	0.00	62,282.11
62	281,160.00	272,404.00	10/01/22	09/30/23	--	0.00	0.00	16,032.16	32,086.73	0.00	0.00
Totals	37,749,718.83	19,274,427.47				122,236,953.70	5,630,147.41	767,155.70	910,112.96	0.00	11,741,768.53

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
62	300981062	914,956.09	Partial Liquidation (Curtailment)	0.00	0.00
Totals		914,956.09		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/12/24	0	0.00	0	0.00	0	0.00	0	0.00	2	49,846,897.22	0	0.00	1	914,956.09	0	0.00	4.987033%	4.675131%	(3)
12/12/23	0	0.00	1	10,948,724.16	0	0.00	1	10,948,724.16	2	49,846,897.22	0	0.00	0	0.00	0	0.00	4.998383%	4.712112%	(2)
11/10/23	0	0.00	0	0.00	0	0.00	1	10,948,724.16	2	49,846,897.22	0	0.00	0	0.00	0	0.00	4.998117%	4.711940%	(1)
10/13/23	0	0.00	0	0.00	2	152,678,956.67	1	10,948,724.16	2	49,846,897.22	0	0.00	0	0.00	0	0.00	5.010057%	4.729952%	0
09/12/23	0	0.00	0	0.00	4	172,278,161.05	1	10,948,724.16	2	49,846,897.22	0	0.00	0	0.00	0	0.00	5.053971%	4.807679%	1
08/11/23	0	0.00	0	0.00	4	172,278,161.05	1	10,948,724.16	2	49,846,897.22	0	0.00	0	0.00	2	9,367,042.95	5.053485%	4.810916%	2
07/12/23	0	0.00	0	0.00	5	207,770,253.26	1	10,948,724.16	1	35,492,092.21	0	0.00	0	0.00	5	39,324,207.84	5.064895%	4.857745%	3
06/12/23	1	10,948,724.16	0	0.00	5	207,847,316.19	1	10,948,724.16	1	35,492,092.21	0	0.00	0	0.00	2	138,384,477.16	5.108276%	4.920137%	4
05/12/23	0	0.00	0	0.00	5	208,142,991.70	1	10,948,724.16	1	35,492,092.21	0	0.00	0	0.00	2	8,904,573.31	5.133004%	4.974018%	4
04/12/23	0	0.00	0	0.00	5	208,461,846.73	1	10,948,724.16	1	35,492,092.21	0	0.00	0	0.00	0	0.00	5.139713%	4.981694%	5
03/10/23	0	0.00	0	0.00	5	208,754,823.54	1	10,948,724.16	1	35,492,092.21	0	0.00	0	0.00	1	22,008,920.01	5.139664%	4.981668%	6
02/10/23	0	0.00	0	0.00	5	209,120,227.58	1	10,948,724.16	1	35,492,092.21	0	0.00	0	0.00	0	0.00	5.145804%	4.989286%	7
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 28

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	656100156	03/06/23	9	5	0.00	0.00	0.00	134,874,029.40	11/02/21	13
4	300981004	12/01/23	0	5	281,378.15	281,378.15	52.91	53,843,044.16	07/20/23	13
7	300981007	12/06/23	0	5	315,308.26	315,308.26	0.00	37,120,710.55
8	300981008	11/06/21	25	5	0.00	0.00	0.00	35,851,542.76	07/11/18	7			03/14/19
15	300981015	09/06/21	27	5	0.00	0.00	0.00	19,313,322.16	04/01/21	2
17	300981017	10/06/23	2	5	96,548.79	223,451.49	0.00	14,692,539.52
20	656100149	08/06/22	16	5	0.00	0.00	0.00	14,655,859.26	07/01/22	7			07/27/23
23	300981023	12/06/23	0	B	57,888.33	57,888.33	286,831.80	10,948,724.16	08/02/16	8
45	300981045	06/06/22	18	5	0.00	0.00	0.00	5,346,243.57	09/16/22	2
62	300981062	11/06/23	1	5	16,032.16	32,086.73	0.00	1,546,326.93	08/10/23	13
Totals					767,155.70	910,112.96	286,884.71	328,192,342.47
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		314,502,960	0	264,656,063		49,846,897
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		10,948,724	10,948,724	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-24	325,451,684	101,559,328	1,527,092	14,595,012	157,923,356	49,846,897
Dec-23	373,317,800	83,673,366	68,470,006	10,948,724	160,378,807	49,846,897
Nov-23	373,646,676	10,948,724	0	137,805,533	175,045,522	49,846,897
Oct-23	386,545,903	94,972,488	0	0	241,726,518	49,846,897
Sep-23	477,985,618	200,965,860	0	0	227,172,860	49,846,897
Aug-23	486,682,400	224,652,204	0	0	212,183,299	49,846,897
Jul-23	521,113,380	258,982,743	0	0	226,638,544	35,492,092
Jun-23	642,545,326	423,749,285	10,948,724	0	172,355,224	35,492,092
May-23	843,078,186	634,935,194	0	0	172,650,899	35,492,092
Apr-23	860,178,550	651,716,703	0	0	172,969,755	35,492,092
Mar-23	861,696,447	652,941,624	0	0	173,262,731	35,492,092
Feb-23	888,674,144	679,553,916	0	0	173,628,135	35,492,092
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	656100156	134,184,679.10	134,874,029.40	165,000,000.00	07/27/23	5,321,972.12	0.38950	09/30/23	11/06/23	237
4	300981004	53,740,866.13	53,843,044.16	236,500,000.00	06/09/13	11,716,714.00	1.38000	12/31/22	07/01/23	237
8	300981008	35,492,092.21	35,851,542.76		02/24/23	585,327.00	0.29110	09/30/23	08/06/23	237
15	300981015	18,494,277.57	19,313,322.16	19,000,000.00	07/10/23	3,434,532.00	2.30620	06/30/20	11/06/23	237
20	656100149	14,354,805.01	14,655,859.26	3,400,000.00	09/22/23	308,308.10	0.29050	12/31/22	10/06/23	237
23	300981023	10,948,724.16	10,948,724.16	10,100,000.00	02/28/23	566,270.00	1.11230	06/30/16	10/06/23	236
45	300981045	5,244,399.37	5,346,243.57	7,200,000.00	07/12/23	230,835.00	0.62500	12/31/22	10/06/23	237
62	300981062	1,527,091.63	1,546,326.93	2,060,000.00	10/10/23	272,404.00	1.39680	09/30/23	09/06/23	235
Totals		273,986,935.18	276,379,092.40	443,260,000.00		22,436,362.22

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	656100156	OF	IL	11/02/21	13

Loan transferred to Special Servicer on 11-02-2021 due to Imminent Monetary Default and subsequent default for the 11-06-2021 payment. Property is a 1.45MM SF Class A, 22-story office building w/ ground floor retail located in the Chicago

CBD. The Property occupies an entire city block with frontage on four streets and lobby entrances at the north and south ends of the building on West Jackson Boulevard and West Quincy Street. The Property's layout consists of 21 office levels, a ground floor that includes grade retail and a subterranean garage with 200 parking spots. As of 9/30/2023 Property is 55% occupied. Receiver has been appointed. Lender is in discussions with Borrower about potential cooperative marketing/sale process and/or Deed- In -Lieu. Receiver has hired broker to market property for sale with a potential loan assumption. Call for offers has been made and Lender is negotiating with potential buyers. The Master Servicer has

	deemed the Loan as non-recoverable.

4	300981004	RT	GA	07/20/23	13

Loan transferred to Special Servicing effective 7/5/2023 for maturity default (July 2023 maturity). The loan collateral is 626,966 SF portion of a 942,687 SF mall located in Savannah, GA built in 1969 and renovated in 2002. The loan collateral anch or s are Macy's and JCPenney. Non-collateral anchors are Belk and a former Sears box that is currently vacant. The loan collateral portion is currently +/- 95% occupied and the overall mall (owned/unowned) is +/- 81% (due to the vacant

	Sears box). Strategy is to dual track a workout with the Borrower and receivership/foreclosure.

8	300981008	OF	DC	07/11/18	7
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

15	300981015	LO	NY	04/01/21	2

The Property is an independent limited-service 12-story boutique hotel comprised of 72 rooms and is situated on a 0.05-acre parcel. Subject property also features a 2,200 sq ft ground floor retail space and is located at 62 Madison Avenue, New

York , NY. The Property has union labor. The Property was operating as a homeless shelter for the last 3 years due to a month to month contract with the DHS to rent out 100% of the hotel. DHS left at the end of 2020 and the property is now struggling to backfill the hotel. The file transferred SS on 04-01-2021 due to Delinquent Payments. The Property remains closed. Counsel has filed the foreclosure action. Borrower has yet to provide a viable proposal. The courts have

	granted summary judgement. A referee has been appointed.

20	656100149	OF	IL	07/01/22	7

Title Date: 7/27/23 Property Description: The subject is a 168,050-square foot, 10-story, urban office building located at 216 W Jackson Blvd in Chicago, Illinois. The improvements were originally two separate structures that were subsequently comb in ed. The buildings were originally constructed circa 1899 and 1929, renovated in 1986 and are situated on a 0.41-acre, interior/mid-block site on the north side of Jackson between Franklin and Wells. The building features street-level retail space which is predominantly vacant except for an operating Jimmy John's sandwich shop. Deferred Maintenance: There are no budgeted capex items for 2023. Leasing Summary: The property is currently being marketed for leases.

	No new leases or renewals have been entered into since the REO date. Marketing Summary: The property is in the process of being listed for sale and will be in the February auction event.

23	300981023	RT	WV	08/02/16	8
	Special Servicer comments are not available for this cycle.

© 2021 Computershare. All rights reserved. Confidential.						Page 21 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
45	300981045	RT	NY	09/16/22	2

The loan transferred SS on 9/19/22 for delinquent payments. Collateral includes a single retail condo unit, at the base of 111 Mercer Street in the SoHo neighborhood of NYC. The subject is located below a residential condominium building and consists of 2,000 SF of ground floor retail space and 1,800 SF of basement level space. Lender has engaged counsel and the foreclosure complaint was filed. Lender will dual track foreclosure with workout discussions. Borrower has signed a new lease for the space and has proposed a maturity extension.

62	300981062	RT	MD	08/10/23	13

Collateral is a 12,547 SF single tenant retail building occupied by Walgreens but dark in Bel Air, MD ~20 miles NE of downtown Baltimore City. Loan transferred to Special Servicing as the Loan matured on 9/6/2023. MS was notified in 9/2015 that Wal greens went dark. The Walgreens Lease expires in 3/2069 but can be terminated by Walgreens in 2034. Under the Walgreens Lease, Walgreens pays rent of $48.10/SF NNN ($603.5K/yr), of which $22.63/SF ($283,939/yr) is paid to

Borrower and the difference to the Ground Lessor. The Ground Lease term is contemporaneous to the Walgreens Lease. PNL was shipped/emailed to the Borrower on 8/16/2023. NOD was sent on 9/13 and the Loan accelerated the same day. Borrower notified Lender that they do not wish to work out a deal and the Property will be returned back to Lender. Lender's local counsel is finalizing the documents required for filing foreclosure.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	300981002	0.00	5.25000%	0.00	5.25000%	9	08/05/20	07/31/20	--
23	300981023	0.00	6.34000%	0.00	6.34000%	9	09/29/22	09/29/22	--
31	300981031	0.00	5.22800%	0.00	5.22800%	8	09/21/21	10/06/21	12/06/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
13	300981013	12/10/21	21,026,953.82	11,350,000.00	15,651,000.00	5,415,375.91	14,573,170.05	9,157,794.14	11,869,159.68	0.00	165,250.50	11,703,909.18	49.59%
18	300981018	01/10/20	12,196,756.89	8,800,000.00	10,832,805.65	4,210,283.29	10,832,805.65	6,622,522.36	5,574,234.53	0.00	20,795.07	5,553,439.46	31.28%
21	300981021	07/12/22	12,765,316.11	10,200,000.00	10,250,019.36	5,178,976.53	9,826,469.39	4,647,492.86	8,117,823.25	0.00	162,400.29	7,955,422.96	51.42%
38	300981038	12/12/19	6,488,855.68	4,500,000.00	5,420,085.13	2,222,347.07	4,687,477.61	2,465,130.54	4,023,725.14	0.00	158,839.22	3,864,885.92	52.51%
47	300981047	01/10/20	4,228,975.56	2,600,000.00	3,699,784.96	1,401,947.21	3,572,792.43	2,170,845.22	2,058,130.34	0.00	23,767.06	2,034,363.28	38.93%
60	300981060	01/10/20	2,845,342.23	1,600,000.00	2,844,045.35	898,527.38	2,754,457.73	1,855,930.35	989,411.88	0.00	16,543.26	972,868.62	27.02%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			59,552,200.29	39,050,000.00	48,697,740.45	19,327,457.39	46,247,172.86	26,919,715.47	32,632,484.82	0.00	547,595.40	32,084,889.42

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/12/19	0.00	0.00	0.00	(4,357.04)	0.00	4,357.04	0.00	0.00	4,357.04
13	300981013	12/12/22	0.00	0.00	11,703,909.18	0.00	0.00	(55,587.84)	0.00	0.00	11,703,909.18
		09/12/22	0.00	0.00	11,759,497.02	0.00	0.00	40.70	0.00	0.00
		08/12/22	0.00	0.00	11,759,456.32	0.00	0.00	115.50	0.00	0.00
		05/12/22	0.00	0.00	11,759,340.82	0.00	0.00	(109,818.86)	0.00	0.00
		12/10/21	0.00	0.00	11,869,159.68	0.00	0.00	11,869,159.68	0.00	0.00
18	300981018	05/12/22	0.00	0.00	5,553,639.46	0.00	0.00	29.46	0.00	0.00	5,553,639.46
		08/12/21	0.00	0.00	5,553,410.00	0.00	0.00	239.16	0.00	0.00
		06/11/21	0.00	0.00	5,553,170.84	0.00	0.00	190.32	0.00	0.00
		03/12/21	0.00	0.00	5,552,980.52	0.00	0.00	(17,790.78)	0.00	0.00
		01/12/21	0.00	0.00	5,570,771.30	0.00	0.00	104.22	0.00	0.00
		11/13/20	0.00	0.00	5,570,667.08	0.00	0.00	263.29	0.00	0.00
		07/10/20	0.00	0.00	5,570,403.79	0.00	0.00	353.57	0.00	0.00
		06/12/20	0.00	0.00	5,570,250.22	0.00	0.00	(4,115.31)	0.00	0.00
		02/12/20	0.00	0.00	5,574,365.53	0.00	0.00	131.00	0.00	0.00
		01/10/20	0.00	0.00	5,574,234.53	0.00	0.00	5,574,234.53	0.00	0.00
21	300981021	11/10/23	0.00	0.00	7,955,422.96	0.00	0.00	(866.97)	0.00	0.00	7,955,383.27
		10/13/23	0.00	0.00	7,956,289.93	0.00	0.00	415.56	0.00	0.00
		06/12/23	0.00	0.00	7,955,874.37	0.00	0.00	(21,094.28)	0.00	0.00
		01/12/23	0.00	0.00	7,976,928.96	0.00	0.00	210.00	0.00	0.00
		12/12/22	0.00	0.00	7,976,718.96	0.00	0.00	722.78	0.00	0.00
		11/14/22	0.00	0.00	7,975,996.18	0.00	0.00	(142,040.57)	0.00	0.00
		08/12/22	0.00	0.00	8,118,036.75	0.00	0.00	213.50	0.00	0.00
		07/12/22	0.00	0.00	8,117,823.25	0.00	0.00	8,117,823.25	0.00	0.00
38	300981038	03/11/22	0.00	0.00	3,864,885.92	0.00	0.00	(53,299.48)	0.00	0.00	3,864,885.92
		09/13/21	0.00	0.00	3,918,185.40	0.00	0.00	239.16	0.00	0.00
		06/11/21	0.00	0.00	3,917,946.24	0.00	0.00	243.82	0.00	0.00
		03/12/21	0.00	0.00	3,917,702.42	0.00	0.00	(7,524.80)	0.00	0.00
		01/12/21	0.00	0.00	3,925,227.22	0.00	0.00	34.22	0.00	0.00
		12/11/20	0.00	0.00	3,925,193.00	0.00	0.00	70.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
38	300981038	10/13/20	0.00	0.00	3,925,123.00	0.00	0.00	(13,750.11)	0.00	0.00
		08/12/20	0.00	0.00	3,938,873.11	0.00	0.00	288.28	0.00	0.00
		07/10/20	0.00	0.00	3,938,584.83	0.00	0.00	(80,640.31)	0.00	0.00
		06/12/20	0.00	0.00	4,019,225.14	0.00	0.00	(4,725.67)	0.00	0.00
		03/12/20	0.00	0.00	4,023,950.81	0.00	0.00	186.67	0.00	0.00
		01/10/20	0.00	0.00	4,023,764.14	0.00	0.00	39.00	0.00	0.00
		12/12/19	0.00	0.00	4,023,725.14	0.00	0.00	4,023,725.14	0.00	0.00
47	300981047	05/12/22	0.00	0.00	2,034,363.28	0.00	0.00	32.02	0.00	0.00	1,958,059.80
		08/12/21	0.00	0.00	2,034,331.26	0.00	0.00	239.16	0.00	0.00
		06/11/21	0.00	0.00	2,034,092.10	0.00	0.00	155.32	0.00	0.00
		03/12/21	0.00	0.00	2,033,936.78	0.00	0.00	(5,740.33)	0.00	0.00
		01/12/21	0.00	0.00	2,039,677.11	0.00	0.00	104.22	0.00	0.00
		07/10/20	0.00	0.00	2,039,572.89	0.00	0.00	353.57	0.00	0.00
		06/12/20	0.00	0.00	2,039,219.32	0.00	0.00	(19,079.52)	0.00	0.00
		02/12/20	0.00	0.00	2,058,298.84	0.00	0.00	168.50	0.00	0.00
		01/10/20	0.00	0.00	2,058,130.34	0.00	0.00	2,058,130.34	0.00	(76,303.48)
60	300981060	02/11/22	0.00	0.00	972,868.62	0.00	0.00	(3,552.82)	0.00	0.00	953,808.30
		01/12/21	0.00	0.00	976,421.44	0.00	0.00	104.22	0.00	0.00
		07/10/20	0.00	0.00	976,317.22	0.00	0.00	153.57	0.00	0.00
		06/12/20	0.00	0.00	976,163.65	0.00	0.00	(13,416.73)	0.00	0.00
		02/12/20	0.00	0.00	989,580.38	0.00	0.00	168.50	0.00	0.00
		01/10/20	0.00	0.00	989,411.88	0.00	0.00	989,411.88	0.00	(19,060.32)
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	32,085,089.42	(4,357.04)	0.00	32,089,406.77	0.00	(95,363.80)	31,994,042.97

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	28,886.98	0.00	0.00	0.00	0.00	587,676.71	0.00	0.00	0.00	0.00
4	0.00	0.00	11,591.21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	113.00	0.00
8	0.00	0.00	7,640.66	0.00	0.00	0.00	0.00	166,994.24	0.00	0.00	0.00	0.00
15	0.00	0.00	3,981.41	0.00	0.00	0.00	0.00	86,651.34	0.00	0.00	0.00	0.00
20	0.00	0.00	3,090.27	0.00	0.00	0.00	0.00	61,619.99	0.00	0.00	0.00	0.00
23	0.00	(85,302.12)	912.39	0.00	860.00	0.00	0.00	0.00	0.00	0.00	26,919.35	942.81
45	0.00	0.00	1,129.00	0.00	0.00	0.00	0.00	23,158.10	0.00	0.00	0.00	0.00
62	0.00	0.00	528.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00	9,149.56	0.00
Total	0.00	(85,302.12)	57,760.52	0.00	860.00	0.00	0.00	926,100.39	0.00	0.00	36,181.91	942.81
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		936,543.50

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28